EXHIBIT 99.5

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-B SERIES

Period	Collection	Accrual	Distribution
From	01-Mar-18	15-Mar-18	16-Apr-18
To	31-Mar-18	16-Apr-18
Days	32

Description of Collateral

On the Distribution Date, the Series 2017-B balances were:

Notes	$760,000,000.00
760,000,000.00
Principal Amount of Debt	760,000,000.00
Required Overcollateralization	$178,296,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$8,460,548.77
Series Nominal Liquidation Amount	946,756,548.77

Required Participation Amount	$946,756,548.77
Excess Receivables	$92,744,297.62

Total Collateral	1,039,500,846.39

Collateral as Percent of Notes	136.78%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,339,633,800.43
Total Principal Collections	($2,258,224,248.84)
Investment in New Receivables	$2,391,367,928.38
Receivables Added for Additional Accounts	$0.00
Repurchases	($52,041,819.21)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($774,083,608.33)
Less Servicing Adjustment	($4,668,705.10)

Ending Balance	$5,641,983,347.33

SAP for Next Period	18.42%

Average Receivable Balance	$5,599,836,259.45
Monthly Payment Rate	40.33%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$17,358,319.39
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$17,358,319.39

Series Allocation Percentage at Month-End	18.42%
Floating Allocation Percentage at Month-End	91.65%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2020	10/1/2019	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	32
LIBOR	1.776600%
Applicable Margin	0.430000%
	2.206600%

	Actual	Per $1000
Interest	1,490,680.89	1.96
Principal	—	—

		1.96
Total Due Investors	1,490,680.89
Servicing Fee	781,913.33

Excess Cash Flow	658,523.03

Reserve Account
Required Balance	$3,800,000.00
Current Balance	$3,800,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.64%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		36.78%